Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net	Property and equipment, net, consisted of the following:
	December 31, 2023	December 31, 2022
Bakery production equipment	$1,646,294	$1,618,358
Automobiles	100,427	85,149
Office equipment and furniture	825,337	596,579
Leasehold improvements	6,606,385	6,289,217
Subtotal	9,178,443	8,589,303
Less: accumulated depreciation	(3,444,030)	(2,717,528)
Less: impairment on property and equipment	(272,350)	-
Total property and equipment, net	$5,462,063	$5,871,775